Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 16, 2022	Dec. 31, 2020
Income Taxes [Abstract]
Valuation allowances			$ 7,500,000	$ 3,600,000
Purchase amount				200,000
Deferred expense				3,400,000
Net operating losses amount				58,900,000
Taxable income percentage			80.00%
Deferred tax assets amount			$ 17,500,000
Potential penalties amount			100,000			$ 30,000
Paid income taxes amount			$ 100,000	$ 100,000
Corporate alternative minimum tax rate					15.00%
Average adjusted financial statement income					$ 1,000,000,000
Excise tax					1.00%
Effective tax rate	0.00%	0.45%
Operating loss carryforwards, limitations on use	80%